Employee benefits - Summary of Amount Recognized in the Balance Sheet for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	$ 182.9		₨ 13,374.1	₨ 13,084.6
Fair value of plan assets	168.4		12,313.1	11,282.2
Asset Ceiling	(0.4)	₨ (29.2)
Net liability	(14.1)		(1,031.8)	(1,802.4)
Non-current assets	5.8		426.7	21.1
Non-current liabilities	(19.9)		(1,458.5)	(1,823.5)
Net liability	(14.1)		(1,031.8)	(1,802.4)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	25.2		1,844.9	1,689.8
Net liability	(25.2)		(1,844.9)	(1,689.8)
Non-current liabilities	(25.2)		(1,844.9)	(1,689.8)
Net liability	$ (25.2)		₨ (1,844.9)	₨ (1,689.8)